Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,650,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,630.52
Total Offset Amount	0.00
Net Fee	1,630.52
Narrative - Max Aggregate Offering Price	$ 10,650,000.00
Final Prospectus	true